Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
7. Business Combinations
In November 2019, the Company acquired all the issued and outstanding shares of Aligned Telehealth, Inc. (“Aligned”). This acquisition will combine Aligned’s customer base with the Company’s telehealth platform to increase the number of hospitals and health plans utilizing telehealth. The aggregate consideration paid was $82,948, which consists of (i) 456,667 shares of the Company’s Series C convertible preferred stock valued at $34,250; (ii) $48,688 of cash and (iii) contingent consideration of $10. The Company is obligated to pay an earn-out
up to $70,000 contingent upon Aligned achieving certain revenue and margin thresholds for the year ending December 31, 2020. The Company estimated the fair value of the contingent consideration as of the acquisition date. The contingent consideration is subject to remeasurement at each reporting date until December 31, 2020, with the remeasurement adjustment reported in the condensed consolidated statements of operations and comprehensive loss.
The acquisition was a stock acquisition for tax purposes and accordingly, the goodwill resulting from this acquisition is not tax deductible. The total acquisition related costs were $1,494 and recognized as general and administrative expense in the condensed consolidated statements of operations and comprehensive loss during the year ended December 31, 2019. The results of operations of Aligned have been included in the Company’s condensed consolidated statements of operations from the acquisition date. Actual revenue and losses of Aligned since the acquisition date as well as pro forma combined results of operations for the Aligned acquisition have not been presented because the effect of the acquisition was not material to the Company’s condensed consolidated financial results for the periods presented. There was no change in the estimated fair value of the contingent consideration during the nine months ended September 30, 2020.

The final allocation of the purchase consideration of $82,948 is as follows:

Amount
Cash	$2,938
Accounts receivable	3,612
Identifiable intangible assets	14,100
Other assets	179

Total assets acquired	20,829
Current liabilities	(3,102)
Deferred tax liability	(1,388)

Total liabilities assumed	(4,490)

Goodwill	66,609

Total purchase consideration	$82,948

The following are the identifiable intangible assets acquired and their respective weighted average useful lives, as determined based on final valuations:

	Amount	Weighted Average Life (Years)
Customer relationships	$13,800	7.0
Trade name	300	7.0

Total	$14,100

Customer-relationship intangible assets were valued using the multi-period, excess-earnings method, a method that values the intangible asset using the present value of the after-tax
cash flows attributable to the intangible asset only. Key assumptions used in developing the valuation included the estimated annual net cash flows (including forecasted revenue, gross margin, and expenses) and the discount rate that appropriately reflects the risk inherent in each future cash flow stream, all of which were estimated by management. Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill is primarily attributable to expected post-acquisition cross-selling opportunities from integrating Aligned’s customer relationships with the Company’s telehealth platform.

8. Business Combinations
Avizia, Inc.
In July 2018, the Company acquired all of the issued and outstanding shares of Avizia, Inc. (“Avizia”), a leading provider of acute care telehealth capability for more than forty clinical specialties, including tele-stroke and tele-behavioral health, through a share purchase agreement. The aggregate consideration paid was $137,804, which was comprised of 1,115,934 shares of the Company’s Series C convertible preferred stock valued at $72,536 and $65,268 of cash. The total acquisition related costs were $1,186 and recognized as general and administrative expense in its consolidated statements of operations and comprehensive loss during the year ended December 31, 2018. The results of operations of Avizia have been included in the Company’s consolidated statements of operations and comprehensive loss from the acquisition date. The Company recorded $10,839 of revenue and $9,725 of net loss from Avizia for the period from July 3, 2018 (date of acquisition) through December 31, 2018.
The final allocation of the purchase consideration of $137,804 as follows:

Amount
Cash	$887
Accounts receivable	6,372
Inventory	3,768
Identifiable intangible assets	40,273
Other assets	1,398

Total assets acquired	52,698
Current liabilities	(4,785)
Deferred revenue	(4,117)
Other long-term liabilities	(351)

Total liabilities assumed	(9,253)
Goodwill	94,359

Total purchase consideration	$137,804

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Weighted Average Life (Years)
Developed technology	$37,064	10.0
Customer relationships	3,209	10.0

Total	$40,273

The fair value of the developed technology was estimated using the relief-from-royalty method, a form of the income approach, which assumes that, in lieu of ownership, a third party would be willing to pay a royalty in order to exploit the related benefits of these types of assets. The relief-from-royalty method involves two steps: (i) estimation of reasonable royalty rates for the assets and (ii) the application of these royalty rates to a revenue stream and discounting the resulting cash flows to determine a value. The Company multiplied the selected royalty rate by the forecasted net revenue stream to calculate the cost savings (i.e., relief from royalty payment) associated with the developed technology. The cash flows were then discounted to present value by the selected discount rate. Key assumptions used in this model were revenue projections, discount rates and royalty rates, all of which were estimated by management.
The fair value of the customer relationship intangible asset was estimated using the replacement method, a form of the cost approach, which estimates the costs to replace the customer base. The Company estimated the time to recreate the customer base and multiplied it by the estimated annual costs, which were based on Avizia’s historical sales and marketing costs and included an overhead allocation. The key assumption in the model was the estimated time to recreate the customer base.
Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill is primarily attributable to expected post-acquisition synergies from integrating Avizia’s developed technology into the Company’s telehealth platform. The goodwill recorded as part of the Avizia acquisition is not deductible for U.S. federal income tax purposes.
Unaudited Pro Forma Financial Information
The following unaudited pro forma information presents the combined results of operations as if the Avizia acquisition had been completed on January 1, 2017, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) removal of interest expense related to the legacy debt of Avizia that was not acquired; (ii) amortization of the acquired intangible assets; (iii) fair value adjustment for deferred revenue; and (iv) the inclusion of acquisition-related costs as if the acquisition-related costs were incurred in 2017.

December 31, 2018 (unaudited)
Revenue	$130,312
Net loss	$(60,160)
Net loss per share attributable to common stockholders, basic and diluted	$(13.12)
Aligned Telehealth, Inc.
In November 2019, the Company acquired all the issued and outstanding shares of Aligned Telehealth, Inc. (“Aligned”). This acquisition will combine Aligned’s customer base with the Company’s telehealth platform to increase the number of hospitals and health plans utilizing telehealth. The aggregate consideration paid was $82,948, which consists of (i) 456,667 shares of the Company’s Series C convertible preferred stock valued at $34,250; (ii) $48,688 of cash and (iii) contingent consideration of $10. The Company is obligated to pay an earn-out
up to $70,000 contingent upon Aligned achieving certain revenue and margin thresholds for the year ending December 31, 2020. The Company estimated the fair value of the contingent consideration as of the acquisition date. The contingent consideration is subject to remeasurement at each reporting date until December 31, 2020, with the remeasurement adjustment reported in the consolidated statements of operations and comprehensive loss.

The acquisition was a stock acquisition for tax purposes and accordingly, the goodwill resulting from this acquisition is not tax deductible. The total acquisition related costs were $1,494 and recognized as general and administrative expense in its consolidated statements of operations and comprehensive loss during the year ended December 31, 2019. The results of operations of Aligned have been included in the Company’s consolidated statements of operations from the acquisition date. Actual revenue and losses of Aligned since the acquisition date as well as pro forma combined results of operations for the Aligned acquisition have not been presented because the effect of the acquisition was not material to the Company’s consolidated financial results for the periods presented.
The preliminary allocation of the purchase consideration of $82,948 is as follows:

Amount
Cash	$2,938
Accounts receivable	3,612
Identifiable intangible assets	14,100
Other assets	179

Total assets acquired	20,829
Current liabilities	(3,102)
Deferred tax liability	(1,388)

Total liabilities assumed	(4,490)

Goodwill	66,609

Total purchase consideration	$82,948

The following are the identifiable intangible assets acquired and their respective weighted average useful lives, as determined based on preliminary valuations:

	Amount	Weighted Average Life (Years)
Customer relationships	$13,800	7.0
Trade name	300	7.0

Total	$14,100

Customer-relationship intangible assets were valued using the multi-period, excess-earnings method, a method that values the intangible asset using the present value of the after-tax
cash flows attributable to the intangible asset only. Key assumptions used in developing the valuation included the estimated annual net cash flows (including forecasted revenue, gross margin, and expenses) and the discount rate that appropriately reflects the risk inherent in each future cash flow stream, all of which were estimated by management. Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill is primarily attributable to expected post-acquisition cross-selling opportunities from integrating Aligned’s customer relationships with the Company’s telehealth platform.